Accrued Warranty Expenses (Schedule Of Changes In Accrued Warranty Expenses) (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Accrued Warranty Expenses [Abstract]
Balance at beginning of year	¥ 1,754	¥ 2,802	¥ 2,811
Acquisition of Verigy	209
Addition	3,432	2,653	3,364
Reduction	(3,269)	(3,693)	(3,372)
Translation adjustments	3	(8)	(1)
Balance at end of year	¥ 2,129	¥ 1,754	¥ 2,802